Employee Compensation (Tables)	3 Months Ended
Jan. 31, 2019
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Summary of Ranges of Values used for each Option Pricing Assumption

To  determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the three months ended	January 31, 2019	January 31, 2018
Expected dividend yield	5.7%	4.1%
Expected share price volatility	20.0% - 20.1%	17.0% - 17.3%
Risk-free rate of return	2.5%	2.1%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	89.90	100.63

  Changes to the input assumptions can result in different fair value estimates.

Summary of Pension and Other Employee Future Benefit Expenses

Pension and Other Employee Future Benefit Expenses

Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	January 31, 2019	January 31, 2018	January 31, 2019	January 31, 2018
Current service cost	48	52	2	7
Net interest (income) expense on net defined benefit (asset) liability	(5)	(2)	10	12
Past service income	(5)	-	-	-
Administrative expenses	1	1	-	-
Benefits expense	39	51	12	19
Canada and Quebec pension plan expense	21	20	-	-
Defined contribution expense	54	59	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	114	130	12	19